Share-based payments - Changes in Outstanding ELTIP and EDIP Awards (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EDIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	621	297	364
Granted (in shares)	199	486	118
Vested (fair value in 2023: $0.0 million, 2022: $17.3 million, 2021: $13.9 million) (in shares)	(155)	(162)	(183)
Forfeitures (resignations, retirements, redundancies) (in shares)	0	0	(2)
Outstanding at end of year (in shares)	665	621	297
Unrecognized cost	$ 11,774	$ 14,234
ELTIP | Time vesting and performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Outstanding at beginning of year (in shares)	705	704	658
Granted (in shares)	395	280	283
Vested (fair value in 2023: $0.0 million, 2022: $17.3 million, 2021: $13.9 million) (in shares)	(185)	(279)	(237)
Forfeitures (resignations, retirements, redundancies) (in shares)	0	0	0
Outstanding at end of year (in shares)	915	705	704
ELTIP | Time vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	$ 118	$ 0
ELTIP | Performance vesting shares
Changes in Outstanding ELTIP and EDIP Awards
Unrecognized cost	12,416	10,232
EDIP and ELTIP
Changes in Outstanding ELTIP and EDIP Awards
Fair value of awards vested	$ 11,200	$ 17,300	$ 13,900